Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
25.	Commitments and Contingencies
(a) Capital commitments
Capital expenditures contracted for at the balance sheet dates but not recognized in the unaudited condensed consolidated financial statements are as follows:

	As of December 31,	As of March 31,
	2020	2021
Property, plant and equipment	259,417	546,648
Investments	44,392	19,900

Total	303,809	566,548

(b) Purchase commitments
Purchase expenditures contracted for at the balance sheet dates but not recognized in the unaudited condensed consolidated financial statements are as follow
s
:

	As of December 31,	As of March 31,
	2020	2021
Purchase commitments on purchase of raw materials	2,315,188	2,832,559

25. Commitments and Contingencies
(a) Capital commitments
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2019	2020
Property, plant and equipment	160,844	259,417
Investments	410,000	44,392

Total	570,844	303,809

(b) Purchase commitments
Purchase expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2019	2020
Purchase commitments on purchase of raw materials	—	2,315,188